Loans Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Loans Receivable

Loans receivable consist of the following:

	As of December 31,
	2016	2017
	US$’000	US$’000
Personal loans	624	726
Allowance for loan losses
Individually assessed	(107)	(98)
Collectively assessed	(5)	(1)
Allowance for loan losses	(112)	(99)
Loans receivable, net	512	627

Schedule of Activity in Allowance for Loan Losses

The activity in the allowance for loan losses for the years ended December 31, 2016 and 2017 consisted of the following:

	For the year ended December 31,
	2016	2017
	US$’000	US$’000
Beginning balance	112	112
Provisions	6	—
Release of allowance related to loans receivable sold or expired	(6)	(13)
Ending balance	112	99

Summary of Aging of Loans

The following table represents the aging of loans as of December 31, 2016 and 2017 (US$’000):

	1-89 days past due	90-179 days past due	180-365 days past due	Over 1 year past due	Total past due	Current	Total loans
December 31, 2016	48	24	156	22	250	374	624
December 31, 2017	42	23	150	13	228	498	726